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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      February 13, 2007
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $1,083,634,107.20


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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FILTERED COMBINED HOLDINGS REPORT - GENESIS FUND MANAGERS, LLP

AS AT 30 SEPTEMBER 2006

GENESIS FUND MANAGERS, LLP
AS AT 31 DECEMBER 2006

                                                                                            ITEM 6:
                            ITEM 2-TITLE                                                     INV
                                                                                           DISCRE   ITEM 7:
ITEM 1 - STOCK NAME         OR CLASS      ITEM 3 - CUSIP ITEM 4: FMV        ITEM 5: SHARES  TION    MANAGER ITEM 8: VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Security / Cash                           CUSIP          Base Market Value  Amount
America Movil                   Com       US02364W1          2,311,013.32      51,106.00       Sole  1      Sole          51,106.00
Anglogold Ashanti               ADR       US0351282         49,774,459.63   1,057,007.00       Sole  1      Sole         893,525.00
                                                                                                            None         163,482.00
Banco Bradesco Spons            ADR       US0594603          1,513,125.00      37,500.00       Sole  1      Sole          37,500.00
Banco Macro Bansud              ADR       US05961W1          3,439,342.00     110,200.00       Sole  1      Sole          80,400.00
                                                                                                            None          29,800.00
Bancolombia                     ADR       US05968L1         19,095,142.00     613,400.00       Sole  1      Sole         526,000.00
                                                                                                            None          87,400.00
BMB Munai (Certificated)        Com       US09656A1          2,530,935.00     511,300.00       Sole  1      Sole         511,300.00
Brasil Telecom Participacoes    ADR       US1055301         60,672,906.36   1,421,244.00       Sole  1      Sole       1,204,544.00
                                                                                                            None         216,700.00
Check Point Software            Com      IL00108241        116,259,734.40   5,303,820.00       Sole  1      Sole       4,704,120.00
                                                                                                            None         599,700.00
Cia de Bebidas das Americas     ADR       US20441W2          1,234,640.00      25,300.00       Sole  1      Sole          25,300.00
Cia de Bebidas das Americas     ADR       US20441W1          1,457,480.00      33,200.00       Sole  1      Sole          33,200.00
Cia Paranaese Ener - Copel      ADR       US20441B4            384,300.00      35,000.00       Sole  1      Sole          35,000.00
Coca-Cola Femsa                 ADR       US1912411            345,800.00       9,100.00       Sole  1      Sole           9,100.00
Comp. Anon. Nac. Telefones      ADS       US2044211            101,241.12       5,168.00       Sole  1      Sole           5,168.00
Companhia Brasileira De Dist.   ADR       US20440T2         60,962,697.00   1,784,100.00       Sole  1      Sole       1,524,700.00
                                                                                                            None         259,400.00
Embotelladora Andina         ADR REP A    US29081P2          3,054,628.00     197,200.00       Sole  1      Sole          89,600.00
                                                                                                            None         107,600.00
Embotelladora Andina         ADS REP B    US29081P3         17,010,028.11   1,004,727.00       Sole  1      Sole         870,427.00
                                                                                                            None         134,300.00

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
Femsa                           ADS       US3444191         84,038,518.72     725,972.00       Sole  1      Sole         621,952.00
                                                                                                            None         104,020.00
Grupo Televisa SA               ADR      US40049J20          1,663,816.00      61,600.00       Sole  1      Sole          61,600.00
Korea Electric Power Spon       ADR       US5006311         10,612,383.00     467,300.00       Sole  1      Sole         459,700.00
                                                                                                            None           7,600.00
Mobile Telesystems              ADR       US6074091        208,329,254.28   4,150,812.00       Sole  1      Sole       3,523,312.00
                                                                                                            None         627,500.00
Petrobras                       ADR       US71654V1          1,391,400.00      15,000.00       Sole  1      Sole          15,000.00
Petrobras                       ADR       US71654V4          2,059,800.00      20,000.00       Sole  1      Sole          20,000.00
Retalix                         Com      IL00108067          8,074,655.58     495,700.00       Sole  1      Sole         495,700.00
SK Telecom Co                   ADR       US78440P1         12,149,024.00     458,800.00       Sole  1      Sole         429,200.00
                                                                                                            None          29,600.00
Syneron Medical                 COM      IL00109093          6,134,093.00     226,100.00       Sole  1      Sole         208,400.00
                                                                                                            None          17,700.00
Taiwan Semiconductor Co         ADR       US8740391         37,781,665.42   3,456,694.00       Sole  1      Sole       2,589,249.00
                                                                                                            None         867,445.00
Tele Norte Leste                ADR       US8792461         85,197,676.00   5,710,300.00       Sole  1      Sole       4,882,800.00
                                                                                                            None         827,500.00
Teva Pharmaceuticals Spons      ADR       US8816242        112,257,852.00   3,611,900.00       Sole  1      Sole       3,071,700.00
                                                                                                            None         540,200.00
TIM Participacoes               ADR       US88706P1            173,100.00       5,000.00       Sole  1      Sole           5,000.00
Unibanco                        ADR       US90458E1         55,301,600.00     625,000.00       Sole  1      Sole         542,800.00
                                                                                                            None          82,200.00
Vale Rio Doce Spons             ADR       US2044121        185,106,285.00   7,051,668.00       Sole  1      Sole       6,012,968.00
                                                                                                            None       1,038,700.00
                                          TOTAL US$      1,083,634,107.20